 As filed with the Securities and Exchange Commission on October 13, 2023

Registration No. 333-274549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1 /X/

Post-Effective Amendment No. __ / /

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Title of Securities Being Registered: Barrett Opportunity Fund, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

SEGALL BRYANT & HAMILL TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following:

•	Cover Page
•	Contents of Registration Statement
•	Explanatory Note
•	Signature Page

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Segall Bryant & Hamill Trust (“Registrant”) incorporates by reference Registrant’s Part A, Part B and Part C contained in the Registrant’s Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on September 15, 2023. This Pre-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the Registration Statement under the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on October 13, 2023.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*		October 13, 2023
Janice M. Teague	Chairman of the Board of Trustees
*		October 13, 2023
Thomas J. Abood	Trustee

*		October 13, 2023
Rick A. Pederson	Trustee

*		October 13, 2023
John A. DeTore	Trustee

*		October 13, 2023
James A. Smith	Trustee

*		October 13, 2023
Lloyd “Chip” Voneiff	Trustee

By: /s/ Jasper R. Frontz		October 13, 2023
Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)
*In his capacity as an officer and as Attorney-in-fact.	Chief Compliance Officer

/s/ Carolyn B. Goldhaber	President	October 13, 2023
Carolyn B. Goldhaber